Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Assets, Net [Abstract]
Schedule of other current assets
	As of December 31,
	2021	2022
	RMB	RMB	US$
Tax recoverable	1,853	1,696	246
Deposits and others	2,053	2,336	339
	3,906	4,032	585
Provision against deposits and others	(556)	(584)	(85)
Total	3,350	3,448	500

Schedule of movement in provision against deposits and others
	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of year	3	99	556	81
Additional provision	96	457	(5)	(1)
Exchange difference	—	—	33	5
Balance at end of year	99	556	584	85